Note 21 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of commitments [text block]
	December 31, 2024
	(USD in thousands)
	Contractual cash flows	< 1 year	1– 2 years	2– 5 years	>5 years	Total
		(USD in thousands)
Purchase obligations	$—	$81	$51	$51	$—	$183
Total	$—	$81	$51	$51	$—	$183
	December 31, 2023
	(USD in thousands)
	Contractual cash flows	< 1 year	1– 2 years	2– 5 years	>5 years	Total
		(USD in thousands)
Purchase obligations	$—	$706	$322	$494	$—	$1,522
Total	$—	$706	$322	$494	$—	$1,522